Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2017
Recoverable Taxes
Summary of components of recoverable taxes

	2017	2016

Withholding tax and prepaid Income Tax (IRPJ) and Social Contribution (CSLL)	1,150,492	988,113
Value-added Tax on Sales and Services (ICMS and IPI) on purchases of raw materials and supplies	1,210,235	1,077,366
Tax on Manufactured Products (IPI)	12,422	7,212
Credit related to Reintegra Program	203,540	87,434
Social Integration Program (PIS) and Social Contribution on Revenue (COFINS) Recoverable	738,990	764,253
Provision for the impairment of ICMS credits	(1,174,762)	(1,062,295)

	2,140,917	1,862,083

Current	272,623	144,182

Non-current	1,868,294	1,717,901

Schedule of tax credits expected to be realized
Amount

In 2018	272,623
In 2019	740,264
In 2020	949,580
In 2021	17,564
In 2022	160,886

2,140,917

Schedule of changes in the provision for impairment of the Company's recoverable taxes
	2017	2016

At the beginning of the year	(1,062,295)	(967,332)
Provision for impairment	(112,467)	(94,963)

At the end of the year	(1,174,762)	(1,062,295)